PROSPECTUS SUPPLEMENT DATED AUGUST 11, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C AND R SHARES OF THE FUND LISTED BELOW:

AIM INTERNATIONAL ALLOCATION FUND

The changes below will be effective August 12, 2008.

The following information replaces in its entirety the second paragraph appearing under the heading "RISK/RETURN SUMMARY" on page 1 of the prospectus:

         "The fund is a "fund of funds," and invests its assets in other underlying mutual funds rather than directly in individual securities. The underlying funds in which the fund invests are mutual funds (AIM mutual funds) advised by Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) and exchange-traded funds (PowerShares ETFs) advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) (the underlying funds). The fund and the underlying funds in which it invests are part of the same group of investment companies. Invesco Aim and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The fund seeks to meet its objective by investing its assets in a selection of underlying funds that invest primarily in global or international securities. The underlying funds may invest a portion of their assets in securities of domestic issuers. The fund's target allocation is to invest 100% of its total assets in underlying funds that invest primarily in equity securities."

The following information replaces in its entirety the fourth paragraph appearing under the heading "RISK/RETURN SUMMARY" on page 1 of the prospectus:

         "Among the principal risks of investing in the fund and the underlying funds, which could adversely affect the fund's net asset value, yield and total return are:

Fund of Funds Risk          Convertible Securities Risk     Short Sales Risk                    Exchange-Traded Funds Risk"
Market Risk                 IPO Investment Risk             Cash/Cash Equivalents Risk
Equity Securities Risk      Interest Rate Risk              Non-Diversification Risk
Foreign Securities Risk     High Yield Risk                 Limited Number of Holdings Risk

The following information replaces in its entirety the first five paragraphs appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -- RISKS" on page 5 of the prospectus:

"The principal risks of investing in the fund and the underlying funds are:

         Fund of Funds Risk--The fund pursues its investment objective by investing its assets in other underlying funds rather than investing directly in stocks, bonds, cash or other investments. The fund's investment performance depends on the investment performance of the underlying funds in which it invests. An investment in the fund, because it is a fund of funds, is subject to the risks associated with investments in the underlying funds in which the fund invests. Each fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which it invests.

         There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. In addition, at times the segment of the market represented by an underlying fund may be out of favor and under perform other segments (e.g. growth stocks). There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

         Because the fund is a fund of funds, the fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the underlying funds are set forth below.

         The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because the advisor and/or PowerShares Capital, the advisor for

PowerShares ETFs and an affiliate of the advisor, may receive higher fees from certain underlying funds than others. However, as a fiduciary to each fund, the advisor is required to act in the fund's best interest when selecting underlying funds.

         Exchange-Traded Funds Risk--An investment by the fund in PowerShares ETFs generally presents the same primary risks as an investment in an AIM mutual fund. In addition, PowerShares ETFs may be subject to the following risks that do not apply to AIM mutual funds: (i) the market price of a PowerShares ETF's shares may trade above or below their net asset value; (ii) an active trading market for a PowerShares ETF's shares may not develop or be maintained; (iii) trading of a PowerShares ETF's shares may be halted if the listing exchange's officials deem such action appropriate;(iv) PowerShares ETFs are not actively managed and may not fulfill their objective of tracking the performance of the index they seek to track;(v) PowerShares ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the PowerShares ETF seeks to track, and
(vi) the value of an investment in PowerShares ETFs will decline, more or less, in correlation with any decline in the value of the index they seek to track.

         In addition, a significant percentage of certain PowerShares ETFs may be comprised of issuers in a single industry or sector of the economy. If the PowerShares ETF is focused on an industry or sector, it may present more risks than if it were broadly diversified over numerous industries or sectors of the economy."

PROSPECTUS SUPPLEMENT DATED AUGUST 11, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW:

AIM BASIC VALUE FUND                 AIM MID CAP CORE EQUITY FUND
AIM CONSERVATIVE ALLOCATION FUND     AIM MODERATE ALLOCATION FUND
AIM GLOBAL EQUITY FUND               AIM MODERATE GROWTH ALLOCATION FUND
AIM GROWTH ALLOCATION FUND           AIM MODERATELY CONSERVATIVE ALLOCATION FUND
AIM INCOME ALLOCATION FUND           AIM SMALL CAP GROWTH FUND
AIM INTERNATIONAL ALLOCATION FUND

FOR AIM INTERNATIONAL ALLOCATION FUND ONLY.

The changes below will be effective August 12, 2008.

The following information replaces in its entirety the second paragraph appearing under the heading "RISK/RETURN SUMMARY -- AIM INTERNATIONAL ALLOCATION" on page 2 of the prospectus:

         "The fund is a "fund of funds," and invests its assets in other underlying mutual funds rather than directly in individual securities. The underlying funds in which the fund invests are mutual funds (AIM mutual funds) advised by Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) and exchange-traded funds (PowerShares ETFs) advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) (the underlying funds). The fund and the underlying funds in which it invests are part of the same group of investment companies. Invesco Aim and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subdivisions of Invesco Ltd. The fund seeks to meet its objective by investing its assets in a selection of underlying funds that invest primarily in global or international securities. The underlying funds may invest a portion of their assets in securities of domestic issuers. The fund's target allocation is to invest 100% of its total assets in underlying funds that invest primarily in equity securities."

The following information replaces in its entirety the fourth paragraph appearing under the heading "RISK/RETURN SUMMARY -- INTERNATIONAL ALLOCATION" on page 2 of the prospectus:

         "Among the principal risks of investing in the fund and the underlying funds, which could adversely affect the fund's net asset value, yield and total return are:

Fund of Funds Risk          Convertible Securities Risk     Short Sales Risk                    Exchange-Traded Funds Risk"
Market Risk                 IPO Investment Risk             Cash/Cash Equivalents Risk
Equity Securities Risk      Interest Rate Risk              Non-Diversification Risk
Foreign Securities Risk     High Yield Risk                 Limited Number of Holdings Risk

The following information replaces in its entirety the first four paragraphs appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS -- RISKS -- INTERNATIONAL ALLOCATION" on page 32 of the prospectus:

"The principal risks of investing in the fund and the underlying funds are:

         Fund of Funds Risk--The fund pursues its investment objective by investing its assets in other underlying funds rather than investing directly in stocks, bonds, cash or other investments. The fund's investment performance depends on the investment performance of the underlying funds in which it invests. An investment in the fund, because it is a fund of funds, is subject to the risks associated with investments in the underlying funds in which the fund invests. Each fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which it invests.

         There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. In addition, at times the segment of the market represented by an underlying fund may be out of favor and under perform other segments (e.g. growth stocks). There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

         Because the fund is a fund of funds, the fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the underlying funds are set forth below.

         The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because the advisor and/or PowerShares Capital, the advisor for PowerShares ETFs and an affiliate of the advisor, may receive higher fees from certain underlying funds than others. However, as a fiduciary to each fund, the advisor is required to act in the fund's best interest when selecting underlying funds.

         Exchange-Traded Funds Risk--An investment by the fund in PowerShares ETFs generally presents the same primary risks as an investment in an AIM mutual fund. In addition, PowerShares ETFs may be subject to the following risks that do not apply to AIM mutual funds: (i) the market price of a PowerShares ETF's shares may trade above or below their net asset value; (ii) an active trading market for a PowerShares ETF's shares may not develop or be maintained; (iii) trading of a PowerShares ETF's shares may be halted if the listing exchange's officials deem such action appropriate;(iv) PowerShares ETFs are not actively managed and may not fulfill their objective of tracking the performance of the index they seek to track;(v) PowerShares ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the PowerShares ETF seeks to track, and
(vi) the value of an investment in PowerShares ETFs will decline, more or less, in correlation with any decline in the value of the index they seek to track.

         In addition, a significant percentage of certain PowerShares ETFs may be comprised of issuers in a single industry or sector of the economy. If the PowerShares ETF is focused on an industry or sector, it may present more risks than if it were broadly diversified over numerous industries or sectors of the economy."

The information in paragraphs eleven, fourteen and fifteen appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS -- RISKS -- INTERNATIONAL ALLOCATION" on page 32 of the prospectus will be deleted.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED AUGUST 11, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, B, C, R, INVESTOR, AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW:

AIM BASIC VALUE FUND                 AIM MID CAP CORE EQUITY FUND
AIM CONSERVATIVE ALLOCATION FUND     AIM MODERATE ALLOCATION FUND
AIM GLOBAL EQUITY FUND               AIM MODERATE GROWTH ALLOCATION FUND
AIM GROWTH ALLOCATION FUND           AIM MODERATELY CONSERVATIVE ALLOCATION FUND
AIM INCOME ALLOCATION FUND           AIM SMALL CAP GROWTH FUND
AIM INTERNATIONAL ALLOCATION FUND

This supplement supersedes and replaces in its entirety the supplement dated May 2, 2008.

The changes below will be effective August 12, 2008.

All references to "Invesco Aim and/or the Sub-Advisors" will change to "Invesco Aim and/or PowerShares Capital and/or the Sub-Advisors.

The following information replaces in its entirety the information appearing in the first and second paragraphs and table under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS -- CLASSIFICATION -- ASSET ALLOCATION FUNDS" on pages 4 and 5 of the Statement of Additional Information:

         "AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Income Allocation Fund, AIM International Allocation Fund, AIM Moderate Allocation Fund, AIM Moderate Growth Allocation Fund and AIM Moderately Conservative Allocation Fund (the "Asset Allocation Funds") are "funds of funds" which invest in other underlying funds and do not directly invest in the securities or use the investment techniques discussed below under "Investment Strategies and Risks."

         Following is the list of the underlying funds in which the Asset Allocation Funds invest ("Underlying Funds") and their current related percentage allocations (the allocation percentages may not add to 100% due to rounding). The Underlying Funds in which the Asset Allocation Funds invest are mutual funds advised by Invesco Aim (such funds are referred to as the "AIM Funds") and exchange-traded funds advised by Invesco PowerShares Capital Management LLC ("PowerShares Capital"), an affiliate of Invesco Aim (such funds are referred to as the "PowerShares ETFs"). Invesco Aim and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. ("Invesco"). The Underlying Funds and their percentage allocations have been selected for use over long periods of time, but may change in the future without shareholder approval. The actual percentage allocations will vary from the target weightings in the Underlying Funds due to factors such as market movements and capital flows. Invesco Aim automatically rebalances the Asset Allocation Funds' investments in the Underlying Funds on an annual basis to bring them back within their percentage allocations. Invesco Aim has the ability to rebalance on a more frequent basis if necessary. Invesco Aim may change an Asset Allocation Fund's Underlying Funds or percentage allocation in the Underlying Funds without shareholder approval. Some portion of each Asset Allocation Fund's portfolio may be held in cash due to purchase and redemption activity and other short term cash needs and the percentage allocations do not reflect the Asset Allocation Funds' working cash balances. Cash flows will be managed to help maintain target percentage allocations.

                                                                                                              AIM           AIM
                                                       AIM           AIM           AIM           AIM        MODERATE    MODERATELY
                                        AIM           GROWTH       INCOME     INTERNATIONAL    MODERATE      GROWTH     CONSERVATIVE
                                   CONSERVATIVE     ALLOCATION   ALLOCATION     ALLOCATION    ALLOCATION   ALLOCATION    ALLOCATION
      UNDERLYING FUNDS            ALLOCATION FUND      FUND         FUND           FUND          FUND         FUND          FUND
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Capital Development Fund           0.000%          0.000%        0.000%         0.000%        4.000%     0.000%       2.500%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Charter Fund                       5.000%          0.000%        0.000%         0.000%        0.000%     0.000%       0.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Core Bond Fund                    22.000%          0.000%       17.500%       0.000%         23.000%    10.000%      22.500%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Developing Markets Fund            0.000%          0.000%        0.000%         5.000%        0.000%     0.000%       0.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Diversified Dividend Fund          0.000%          0.000%       15.000%         0.000%        0.000%     0.000%       0.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------

                                                                                                              AIM           AIM
                                                       AIM           AIM           AIM           AIM        MODERATE    MODERATELY
                                        AIM           GROWTH       INCOME     INTERNATIONAL    MODERATE      GROWTH     CONSERVATIVE
                                   CONSERVATIVE     ALLOCATION   ALLOCATION     ALLOCATION    ALLOCATION   ALLOCATION    ALLOCATION
      UNDERLYING FUNDS            ALLOCATION FUND      FUND         FUND           FUND          FUND         FUND          FUND
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Dynamics Fund                      0.000%          5.000%        0.000%         0.000%        0.000%     4.500%       0.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Floating Rate Fund                 7.000%          0.000%        7.000%         0.000%        3.000%     0.000%       5.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Global Real Estate Fund            0.000%          5.000%        0.000%        0.000%         0.000%     4.000%       0.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM High Yield Fund                    0.000%          5.000%       14.000%         0.000%        9.000%     10.000%      4.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Income Fund                        0.000%          0.000%        8.500%         0.000%        0.000%     0.000%       0.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM International Core Equity
Fund                                   2.500%          12.500%       5.000%        35.000%       10.000%     11.000%      5.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM International Total Return
Fund                                   4.000%          0.000%        5.000%         0.000%        2.500%     0.000%       3.500%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM International Growth Fund          0.000%          12.500%       0.000%        22.500%        7.500%     11.000%      2.500%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM International Small Company
Fund                                   0.000%          0.000%        0.000%        10.000%        0.000%     0.000%       0.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Large Cap Basic Value Fund         2.500%          8.750%        0.000%        0.000%         5.000%     7.000%       5.625%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Large Cap Growth Fund              2.500%          10.000%       0.000%        0.000%         6.250%     8.250%       5.625%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Limited Maturity Treasury
Fund                                   8.000%          0.000%        0.000%        0.000%         0.000%     0.000%       0.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Mid Cap Basic Value Fund           0.000%          0.000%        0.000%        0.000%         4.000%     5.000%       2.500%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Multi-Sector Fund                  2.500%          12.500%       0.000%        0.000%         5.000%     7.500%       2.500%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
 AIM Real Estate Fund                  0.000%          0.000%        0.000%        0.000%         3.000%     0.000%       0.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
 AIM Select Real Estate Income
Fund                                   2.500%          0.000%        7.000%        0.000%         0.000%     0.000%       2.500%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
 AIM Small Cap Equity Fund             0.000%          0.000%        0.000%        0.000%         0.000%     6.500%       0.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
 AIM Small Cap Growth Fund             0.000%          10.000%       0.000%        0.000%         0.000%     0.000%       0.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
 AIM Short Term Bond Fund             24.000%          0.000%        6.000%        0.000%         2.500%     0.000%       12.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
 AIM Structured Growth Fund            2.500%          10.000%       0.000%        0.000%         6.250%     8.250%       5.625%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Structured Value Fund             2.500%           8.750%        0.000%       0.000%         5.000%      7.000%       5.625%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Trimark Endeavor Fund             2.500%           0.000%        0.000%       0.000%         0.000%      0.000%       0.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Trimark Small Companies Fund      0.000%           0.000%        0.000%       0.000%         4.000%      0.000%       0.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM U.S. Government Fund               0.000%          0.000%        7.000%         0.000%        0.000%     0.000%       13.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
AIM Utilities Fund                    0.000%           0.000%        8.000%       0.000%         0.000%      0.000%       0.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
Liquid Assets Portfolio               10.000%          0.000%        0.000%       0.000%         0.000%      0.000%       0.000%
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------
PowerShares International
Dividend Achievers Portfolio           0.000%          0.000%        0.000%        27.500%        0.000%     0.000%       0.000%"
--------------------------------- ---------------   ----------   ----------   -------------   ----------   ----------   ------------

The following information will be added as the last paragraph under the heading "INVESTMENT STRATEGIES AND RISKS -- DEBT INVESTMENTS" on page 18 of the Statement of Additional Information:

         "STRUCTURED NOTES. Certain of the Underlying Funds that are PowerShares ETFs may invest in structured notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate, or index (the "reference") or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the reference. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore may result in a loss of invested capital. Structured notes may be indexed positively or negatively, so that appreciation of the reference may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference, making the value of the note particularly volatile."

The following information replaces in its entirety the first paragraph under the heading "INVESTMENT STRATEGIES AND RISKS -- OTHER INVESTMENTS -- OTHER INVESTMENT COMPANIES" on page 19 of the Statement of Additional Information:

         "OTHER INVESTMENT COMPANIES. Each Fund may purchase shares of other investment companies. As discussed previously, the Asset Allocation Funds are structured as "funds of funds" under the 1940 Act and invest in other investment companies that have Invesco Aim as an investment advisor (the "AIM Funds") and PowerShares ETFs."

The following information replaces in its entirety the information appearing in the sixth paragraph under the heading "INVESTMENT STRATEGIES AND RISKS -- DERIVATIVES -- PUT AND CALL OPTIONS -- WRITING OPTIONS" on page 34 of the Statement of Additional Information:

         "An Underlying Fund that is an AIM Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets."

The following information replaces in its entirety the information appearing in the first paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on page 50 of the Statement of Additional Information:

         "Invesco Aim, the Funds' investment advisor, was organized in 1976, and, along with its subsidiaries, manages or advises over 225 investment portfolios encompassing a broad range of investment objectives. Invesco Aim also serves as investment advisor for certain of the Underlying Funds that the Asset Allocation Funds invest in. These Underlying Funds are known as the AIM Funds. Invesco Aim is a direct, wholly owned subsidiary of Invesco Aim Management, a holding company that has been engaged in the financial services business since 1976. PowerShares Capital serves as investment advisor for certain of the Underlying Funds that the Asset Allocation Funds invest in. These Underlying Funds are known as the PowerShares ETFs. PowerShares is a direct, wholly-owned subsidiary of Invesco Aim Management. Invesco Aim Management is an indirect, wholly owned subsidiary of Invesco. Invesco and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco Aim are also executive officers of the Trust and their affiliations are shown under "Management Information" herein."